ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of September 30, 2021 and 2020:

	As of September 30,
	2021	2020
VAT payable	$4,740,889	$3,884,924
Other tax payables	80,592	53,521
Other	2,054,288	234,336
Total	$6,875,769	$4,172,781

Other current liabilities contain primarily unsecured, due on demand and interest free short-term loan to the Company from third party entities and deposits for bidding from suppliers to the Company.